Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2020
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities

7. Accrued Expenses and Other Current Liabilities

The table below provides a summary of the accrued expenses and other current liabilities at December 31, 2020 and 2019, respectively:

	December 31,
	2020	2019
($ in thousands)
Accrued compensation and related expenses	$2,821	$530
Accrued operating expenses	7,006	3,422
Accrued marketing expenses	12,093	5,396
Income tax payable	1,983	13
Other	2,092	309
Total accrued expenses and other current liabilities	$25,995	$9,670